Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 39,778
Accretion of interest	1,819	$ 288	¥ 2,198	¥ 2,918
Payments	23,121	3,657	35,363	48,365
Ending balance	40,531	6,410	39,778
Current	27,125		22,755		$ 4,290
Non- current	13,406		17,023		2,120
Total	40,531		39,778		6,410
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	39,778	6,291	60,007
Additions	23,971	3,792	15,256
Accretion of interest	1,819	288	2,198
Payments	(24,940)	(3,945)	(37,561)
Translation difference	(97)	(16)	(122)
Ending balance	40,531	$ 6,410	39,778	60,007
Total	¥ 40,531		¥ 39,778	¥ 60,007	$ 6,410